UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   July 30, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Entry Total:       $226,638,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      707     8150 SH       Sole                                       8150
AT&T Inc.                      COM              00206r102     3020    72779 SH       Sole                                      72779
Abbott Labs                    COM              002824100     5181    96751 SH       Sole                                      96751
Adobe Systems Inc              COM              00724f101      233     5800 SH       Sole                                       5800
Amgen Inc                      COM              031162100      214     3864 SH       Sole                                       3864
Archer Daniels Mid             COM              039483102     1332    40250 SH       Sole                                      40250
Assoc Banc-Corp                COM              045487105      320     9776 SH       Sole                                       9776
BHP Billiton LTD               COM              088606108     7460   124851 SH       Sole                                     124851
BP PLC                         COM              055622104     6498    90072 SH       Sole                                      90072
Bank of Hawaii Corp            COM              062540109      269     5200 SH       Sole                                       5200
Barrick Gold Corp              COM              067901108     3583   123250 SH       Sole                                     123250
Baxter Intl Inc                COM              071813109      270     4800 SH       Sole                                       4800
CVS Caremark Corp              COM              126650100     1050    28800 SH       Sole                                      28800
Caterpillar Inc                COM              149123101     5582    71294 SH       Sole                                      71294
Chevron Corp                   COM              166764100     6946    82458 SH       Sole                                      82458
Cisco Systems                  COM              17275R102      253     9070 SH       Sole                                       9070
Citigroup Inc                  COM              172967101      414     8080 SH       Sole                                       8080
ConocoPhillips                 COM              20825c104     9835   125290 SH       Sole                                     125290
Developers Diversified Rlty    COM              251591103     1607    30483 SH       Sole                                      30483
Dominion Resources             COM              25746u109     4437    51413 SH       Sole                                      51413
Duke Energy Corp               COM              264399106      597    32600 SH       Sole                                      32600
Duke Realty Corp               COM              264411505      878    24616 SH       Sole                                      24616
Emerson Elec                   COM              291011104      388     8300 SH       Sole                                       8300
Encana Corp                    COM              292505104     4939    80376 SH       Sole                                      80376
Exxon Mobil Corp               COM              30231g102     8639   102996 SH       Sole                                     102996
FedEx Corp                     COM              31428x106     1536    13840 SH       Sole                                      13840
First American Bankshares      COM                             906     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     5095    65131 SH       Sole                                      65131
General Electric               COM              369604103    10645   278076 SH       Sole                                     278076
Goldcorp Inc                   COM              380956409     3858   162866 SH       Sole                                     162866
Gulf Keystone Petro            COM              g4209g100       14    15000 SH       Sole                                      15000
Health Care Realty Tr.         COM              421946104     1063    38277 SH       Sole                                      38277
Illinois Tool Works            COM              452308109     1729    31898 SH       Sole                                      31898
J.P. Morgan Chase & Co         COM              46625h100      663    13690 SH       Sole                                      13690
Johnson&Johnson                COM              478160104     6793   110248 SH       Sole                                     110248
Kellogg Co                     COM              487836108     3274    63217 SH       Sole                                      63217
Kimberly Clark                 COM              494368103      431     6438 SH       Sole                                       6438
Liberty Property               COM              531172104     4793   109108 SH       Sole                                     109108
Lockheed Martin Corp.          COM              539830109     5843    62076 SH       Sole                                      62076
Marshall & Ilsley              COM              571834100     4828   101371 SH       Sole                                     101371
McDonald's Corp                COM              580135101      482     9496 SH       Sole                                       9496
McGraw-Hill                    COM              580645109      545     8008 SH       Sole                                       8008
Microsoft Corp                 COM              594918104     3372   114407 SH       Sole                                     114407
Nestle SA                      COM              641069406     3630    38185 SH       Sole                                      38185
Northern States Financial Corp COM              665751103      270    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     4002    71370 SH       Sole                                      71370
Oshkosh Truck Corp             COM              688239201      708    11260 SH       Sole                                      11260
Pepsico, Inc.                  COM              713448108     5847    90161 SH       Sole                                      90161
Petro Canada                   COM              71644e102     1626    30595 SH       Sole                                      30595
Pfizer Inc                     COM              717081103     4781   186979 SH       Sole                                     186979
Plum Creek Timber Co. Inc.     COM              729251108     5090   122178 SH       Sole                                     122178
Procter & Gamble               COM              742718109     6275   102548 SH       Sole                                     102548
Raytheon Co Com New            COM              755111507     4203    78000 SH       Sole                                      78000
Royal Gold Inc.                COM              780287108     2516   105855 SH       Sole                                     105855
Schlumberger                   COM              806857108    12135   142860 SH       Sole                                     142860
Suncor Energy Inc              COM              867229106    11013   122471 SH       Sole                                     122471
Sysco Corp                     COM              871829107     5938   180001 SH       Sole                                     180001
Trimble Navigation             COM              896239100      473    14700 SH       Sole                                      14700
U.S. Bancorp                   COM              902973304     2933    89003 SH       Sole                                      89003
Union Pacific                  COM              907818108     1203    10450 SH       Sole                                      10450
United Parcel SVC Inc          COM              911312106     2895    39660 SH       Sole                                      39660
Verizon Comm.                  COM              92343v104     4232   102788 SH       Sole                                     102788
Vodafone Group PLC             COM              92857w209      386    11474 SH       Sole                                      11474
Walgreen Co                    COM              931422109     6968   160027 SH       Sole                                     160027
Wells Fargo                    COM              949746101     3950   112304 SH       Sole                                     112304
Wisconsin Energy               COM              976657106      281     6350 SH       Sole                                       6350
Wyeth                          COM              983024100     4761    83032 SH       Sole                                      83032
											FORM 13F INFORMATION TABLE